Reinsurance (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Schedule of Impact of Reinsurance Treaties on Financial Statements

The impact of reinsurance treaties on the Company’s financial statements is as follows:

(unaudited)	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Premium written:
Direct	$16,533	$13,457	$45,989	$38,117
Assumed	630	509	2,828	1,367
Ceded	(6,051)	(5,973)	(16,426)	(15,414)
Net premium written	$11,112	$7,993	$32,391	$24,070

Premium earned:
Direct	$14,056	$12,037	$40,015	$34,455
Assumed	851	509	2,454	1,367
Ceded	(6,275)	(5,410)	(17,437)	(12,953)
Net premium earned	$8,632	$7,136	$25,032	$22,869

Losses and LAE incurred:
Direct	$20,451	$12,529	$31,297	$25,985
Assumed	5,734	562	8,937	2,340
Ceded	(18,390)	(6,648)	(26,425)	(13,408)
Net losses and LAE incurred	$7,795	$6,443	$13,809	$14,917

The impact of reinsurance treaties on the Company’s financial statements is as follows:

	Year Ended December 31,
	2016	2015
Premium written:
Direct	$49,991	$42,677
Assumed	1,336	1,174
Ceded	(20,541)	(13,422)
Net premium written	$30,786	$30,429

Premium earned:
Direct	$46,851	$37,699
Assumed	2,096	413
Ceded	(18,499)	(12,178)
Net premium earned	$30,448	$25,934

Losses and LAE incurred:
Direct	$28,372	$10,316
Assumed	3,414	90
Ceded	(15,414)	(467)
Net losses and LAE incurred	$16,372	$9,939